Financial Instruments - Fair Value and Risk Management - Summary of Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	$ 40,519	R$ 134,039	R$ 215,716
Trade accounts receivable, net	34,210	113,168	213,994
Credit risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	40,519	134,039	215,716
Allowance for doubtful accounts		(20,871)	(1,722)
Trade accounts receivable, net	34,210	113,168	213,994
Credit risk [member] | Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		109,135	197,631
Allowance for doubtful accounts		(8,199)
Trade accounts receivable, net	30,513	100,936	197,631
Credit risk [member] | Past due 1-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		5,449	9,497
Allowance for doubtful accounts		(2,134)
Trade accounts receivable, net	1,002	3,315	9,497
Credit risk [member] | Past due 31-90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		5,304	3,455
Allowance for doubtful accounts		(3,686)
Trade accounts receivable, net	489	1,618	3,455
Credit risk [member] | Past due 91-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		3,551	1,314
Allowance for doubtful accounts		(1,845)
Trade accounts receivable, net	516	1,706	1,314
Credit risk [member] | Past due 120-180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		4,278	2,097
Allowance for doubtful accounts		(3,108)
Trade accounts receivable, net	354	1,170	2,097
Credit risk [member] | Past due over 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount		6,322	1,722
Allowance for doubtful accounts		(1,899)	R$ (1,722)
Trade accounts receivable, net	$ 1,336	R$ 4,423